FINANCIAL DEBT WITH THIRD PARTIES - MOVEMENT OF FINANCE LEASE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 155,832	$ 152,699
Additions To Finance Lease Liabilities	8,904	55,354
Cash outflow for leases	(49,323)	(45,617)
Transfers	0	0
Gains (losses) on exchange differences on translation of foreign operations, before tax	(2,174)	(19,297)
Lease liabilities	126,559	155,832
Total payments of lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	(152,706)
Year 1
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	46,851
Cash outflow for leases	(53,468)
Lease liabilities	42,186	46,851
Year 2
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	43,596
Cash outflow for leases	(39,307)
Lease liabilities	31,347	43,596
Year 3
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	30,014
Cash outflow for leases	(27,386)
Lease liabilities	22,469	30,014
Year 4
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	19,194
Cash outflow for leases	(18,498)
Lease liabilities	15,864	19,194
Year 5
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	12,694
Cash outflow for leases	(10,405)
Lease liabilities	9,593	12,694
More than 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	12,082
Cash outflow for leases	(3,642)
Lease liabilities	5,100	12,082
Interest accrued [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	(14,463)	(13,654)
Interest paid [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	(1,143)	(961)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Transfers	0	0
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	110,755	99,515
Additions To Finance Lease Liabilities	4,514	47,624
Cash outflow for leases	0	0
Transfers	(31,924)	(13,605)
Gains (losses) on exchange differences on translation of foreign operations, before tax	1,873	(22,779)
Lease liabilities	85,218	110,755
Long-term borrowings [member] | Interest accrued [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities		0
Long-term borrowings [member] | Interest paid [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities		0
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	45,077	53,184
Additions To Finance Lease Liabilities	4,390	7,730
Cash outflow for leases	(49,323)	(45,617)
Transfers	31,924	13,605
Gains (losses) on exchange differences on translation of foreign operations, before tax	(4,047)	3,482
Lease liabilities	41,341	45,077
Short-term borrowings [member] | Interest accrued [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	(14,463)	(13,654)
Short-term borrowings [member] | Interest paid [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ (1,143)	$ (961)